Property, Plant and Equipment	12 Months Ended
Aug. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment [Text Block]

7. Property, Plant and Equipment

	Nechalacho REE Project (a)	Airstrip	Office, Computer and Office Equipment (b)	Land and Building	Exploration Equipment	Leasehold Improvements	Total
Cost
As at September 1, 2018	$103,878,349	$646,860	$220,048	$90,905	$695,532	$94,594	$105,626,288

Additions	201,097	—	—	—	—	7,020	208,117

Transfer to asset held for sale	(2,605,147)	—	—	—	—	—	(2,605,147)
Disposals	—	—	(18,911)	—	—	—	(18,911)

As at August 31, 2019	101,474,299	646,860	201,137	90,905	695,532	101,614	103,210,347

Additions	30,340	—	18,575	—	1,300	5,140	55,355
IFRS 16 adjustments	—	—	1,045,810	—	—	—	1,045,810
Disposals	—	—	(30,283)	—	—	—	(30,283)

As at August 31, 2020	$101,504,639	$646,860	$1,235,239	$90,905	$696,832	$106,754	$104,281,229

Accumulated Depreciation
As at September 1, 2018	$—	$265,446	$179,986	$10,367	$643,185	$94,594	$1,193,578

Depreciation expense	—	20,624	12,714	4,191	15,705	108	53,342
Disposals	—	—	(18,411)	—	—	—	(18,411)

As at August 31, 2019	—	286,070	174,289	14,558	658,890	94,702	1,228,509

Depreciation expense Disposals	—	18,974	210,352	4,191	11,025	1,576	246,118
Disposals	—	—	(30,283)	—	—	—	(30,283)

As at August 31, 2020	$—	$305,044	$354,358	$18,749	$669,915	$96,278	$1,444,344

Net Book Value
As at August 31, 2019	$101,474,299	$360,790	$26,848	$76,347	$36,642	$6,912	$101,981,838
As at August 31, 2020	$101,504,639	$341,816	$880,881	$72,156	$26,917	$10,476	$102,836,885

a)     Nechalacho REE Project, Northwest Territories

The Company owns a 100% interest in eight mining leases covering the Nechalacho rare earth elements deposit ("Nechalacho Deposit") located at Thor Lake in the Mackenzie Mining District of the Northwest Territories.

The property is subject to an underlying 2.5% net smelter returns ("NSR") royalty agreement which can be bought back at the principal amount of $150,000 compounded annually at the average Canadian prime rate from May 2, 1982 to the buyback date, and which currently approximates $1.6 million (the "2.5% NSR Royalty").

During the year ended August 31, 2012, the Company entered into an accommodation agreement (the "Accommodation Agreement") with the Deninu K'ue First Nation ("DKFN"). The DKFN is one of three Akaitcho bands who have used, occupied and have constitutionally protected aboriginal rights with respect to the lands on which the Nechalacho Deposit in the Northwest Territories is located.

The Accommodation Agreement provides for business and employment opportunities for the DKFN related to the Nechalacho Deposit and associated facilities in the Northwest Territories and contains measures to mitigate environmental and cultural impacts that may result from the project development. The Accommodation Agreement also commits the DKFN to supporting timely completion of the environmental assessment, permitting and development processes of the Nechalacho REE Project, and provides for the DKFN to participate in the project economics.

 During the year ended August 31, 2019, the Company and an unrelated third party entered into an agreement under which this third party will acquire ownership of the near-surface resources principally in the T-Zone and Tardiff Zones of the property for a total cash consideration of $5.0 million while the Company will retain ownership of the mineral resources below a depth of 150 metres above sea level, a 3.0% NSR royalty (the "3.0% NSR Royalty") and will continue to have access to the property for exploration, development and mining purposes (the "Sale and Purchase Agreement"). The Company has also agreed to waive the 3.0% NSR Royalty for the first five years of commercial production and to grant the third party the option to pay the Company $2.0 million within eight years of the transaction closing to extend the waiver of this royalty in perpetuity. This agreement also grants the third party an option to purchase the Company's option in the 2.5% NSR Royalty for an inflation adjusted fixed amount estimated at $1.5 million as at the agreement date, provided that, upon exercising the option, it extinguishes this royalty.

As the sale was completed during the Year, the Company had transferred the carrying cost relating to the near-surface mineral resources of $2,605,147 from the total carrying cost of the Nechalacho REE Project included in Property, Plant and Equipment to Asset Held for Sale as at August 31, 2019, and recognized a net gain on sale of $2,373,261 during the Year. Advance payments totaling $3.2 million had been received by August 31, 2019 and was recorded as Deferred Asset Sale Proceeds on the Statement of Financial Position as at August 31, 2019. The balance of $1.8 million was received during the Year.

 During the Year, the Company generated net management fees of $109,351 (2019 - $10,204 ) for services provided to the third party to manage its exploration activities on the property.

At August 31, 2020, the amount of the net assets of the Company is more than its market capitalization, IAS 36 - Impairment of Assets considers that an indicator of impairment is present based on external sources of information.  The Company completed an impairment test on the Nechalacho Project as at August 31, 2020 and determined that the Project was not impaired. The main assumptions used to determine the recoverable amount related to Nechalacho were long-term commodity prices, changes in cost estimates, discount rates, foreign exchange rates and years to commencement of production.

b)    Depreciation of $121,093 (net of $74,997 in rent forgiveness receivable under the Canada Emergency Commercial Rent Assistance program) was recognized relating to the ROU asset during the Year (2019 - $Nil), and the carrying balance of the ROU asset was $849,720 as at August 31, 2020 (2019 - $Nil).